Revenue - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue [Member]
Disaggregation of Revenue [Line Items]
Contract with customer liability, Current	$ 95.6	$ 106.5	$ 107.1